Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 102,764	$ 98,484	$ 95,900
Less accumulated depreciation	(73,432)	(68,852)
Total property and equipment and finance lease right-of-use assets, net	29,332	29,632	29,393
Land
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	2,811	2,811	2,811
Building and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	32,803	31,619	30,585
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	50,087	47,472	46,938
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	12,930	12,593	11,595
Aircraft
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	4,075	3,910
Other
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 58	$ 79	$ 61